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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04889

Tekla Healthcare Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/18

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

SHARES		VALUE

	CONVERTIBLE PREFERRED AND WARRANTS(a) - 4.2% of Net Assets

	Biotechnology — 2.5%
326,667	Amphivena Therapeutics, Inc. Series B (Restricted) (b) (c)	$4,900,001
525,972	Amphivena Therapeutics, Inc. Series C (Restricted), 6.00% (b) (c)	1,887,315
708,154	Atreca, Inc. Series C1 (Restricted) (b)	1,649,999
1,043,219	Galera Therapeutics, Inc. Series C (Restricted), 6.00% (b)	2,310,000
226,667	GenomeDx Biosciences, Inc. Series C (Restricted), 6.00% (b)	754,800
198,403	GenomeDx Biosciences, Inc. Series D (Restricted), 8.00% (b)	605,129
38,960	GenomeDx Biosciences, Inc. Series D Prime (Restricted), 8.00% (b)	356,487
186,067	GenomeDx Biosciences, Inc. Series E (Restricted), 8.00% (b)	435,211
27,357	GenomeDx Biosciences, Inc. Warrants (Restricted, expiration 11/1/27, exercise price $3.05) (b)	0
2,692,309	Rainier Therapeutics, Inc. Series A (Restricted), 6.00% (b)	1,750,001
1,559,715	Rainier Therapeutics, Inc. Series B (Restricted), 6.00% (b)	1,166,667
287,958	Sutro Biopharma Series E (Restricted), 8.00%	2,337,644
875,000	Therachon Holding AG Series B (Restricted), 8.00% (b)	3,500,000
210,000	Trillium Therapeutics, Inc. Series II (d)	359,100
		22,012,354
	Health Care Equipment & Supplies (Restricted) (b) — 0.2%
114,158	CardioKinetix, Inc. Series C, 8.00%	0
205,167	CardioKinetix, Inc. Series D, 8.00%	0
632,211	CardioKinetix, Inc. Series E, 8.00%	0
692,715	CardioKinetix, Inc. Series F, 8.00%	0
N/A(e)	CardioKinetix, Inc. Warrants (expiration 12/11/19, exercise price $0.69)	0
N/A(e)	CardioKinetix, Inc. Warrants (expiration 6/03/20, exercise price $0.69)	0
12,695	CardioKinetix, Inc. Warrants (expiration 8/15/24, exercise price $2.85)	0
951,000	IlluminOss Medical, Inc. Series AA, 8.00% (c)	951,000
895,848	IlluminOss Medical, Inc. Junior Preferred, 8.00% (c)	895,848
47,542	IlluminOss Medical, Inc. Warrants (expiration 1/11/28, exercise price $1.00) (c)	0
23,771	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00) (c)	0
47,542	IlluminOss Medical, Inc. Warrants (expiration 2/6/28, exercise price $1.00) (c)	0
71,324	IlluminOss Medical, Inc. Warrants (expiration 3/31/27, exercise price $1.00) (c)	0
59,426	IlluminOss Medical, Inc. Warrants (expiration 9/6/27, exercise price $1.00)(c)	0
		1,846,848
	Life Sciences Tools & Services (Restricted) (b) — 0.6%
3,669,024	Labcyte, Inc. Series C, 8.00%	4,622,970
160,767	Labcyte, Inc. Series D, 8.00%	221,858

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Life Sciences Tools & Services — continued
122,220	Labcyte, Inc. Series E, 8.00%	$196,774
		5,041,602
	Pharmaceuticals (Restricted) (b) — 0.9%
3,173,164	Curasen Therapeutics, Inc. Series A (c)	3,500,000
1,538,235	Milestone Pharmaceuticals, Inc. Series C, 8.00% (d)	2,099,998
1,076,939	Milestone Pharmaceuticals, Inc. Series D1, 8.00%	1,909,090
		7,509,088
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $46,921,887)	36,409,892

PRINCIPAL AMOUNT

	CONVERTIBLE NOTES (Restricted) (b)- 0.1% of Net Assets

	Biotechnology — 0.0%
$145,883	GenomeDx Biosciences, Inc. Promissory Note, 6.00% due 12/28/19	145,883

	Health Care Equipment & Supplies — 0.1%
74,456	CardioKinetix, Inc. Promissory Note, 5.00% due 1/31/19	0
285,294	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	285,294
95,083	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	95,083
237,708	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	237,708
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	190,166
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	190,166
		998,417
	TOTAL CONVERTIBLE NOTES (Cost $1,218,900)	1,144,300

SHARES

	COMMON STOCKS AND WARRANTS - 92.7% of Net Assets

	Biotechnology — 60.3%
94,915	AbbVie Inc.	8,750,214
119,074	AC Immune SA (a) (d)	1,125,249
147,674	Akebia Therapeutics, Inc. (a)	816,637
86,667	Albireo Pharma, Inc. (a)	2,125,942
242,630	Alexion Pharmaceuticals, Inc. (a)	23,622,457
109,903	Alkermes plc (a)	3,243,238
87,873	Alnylam Pharmaceuticals, Inc. (a)	6,406,820
364,971	Amarin Corporation plc (a) (f)	4,967,255
369,150	Amgen Inc.	71,862,431
398,911	Amicus Therapeutics, Inc. (a)	3,821,567
45,862	AnaptysBio, Inc. (a)	2,925,537
31,146	Arena Pharmaceuticals, Inc. (a)	1,213,137
261,150	Array Biopharma Inc. (a)	3,721,388
24,923	Ascendis Pharma A/S (a) (f)	1,561,426
31,680	Athenex, Inc. (a)	402,019

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
26,960	Audentes Therapeutics, Inc. (a)	$574,787
54,497	BeiGene, Ltd. (a) (f)	7,643,749
214,129	Biogen Inc. (a)	64,435,699
125,253	BioMarin Pharmaceutical Inc. (a)	10,665,293
67,060	bluebird bio, Inc. (a)	6,652,352
96,638	Blueprint Medicines Corporation (a)	5,209,755
735,486	Celgene Corporation (a)	47,137,298
52,600	Clovis Oncology, Inc. (a)	944,696
243,482	Coherus BioSciences, Inc. (a)	2,203,512
123,392	CRISPR Therapeutics AG (a) (d)	3,525,309
104,609	Dermira, Inc. (a)	752,139
48,794	Editas Medicine, Inc. (a)	1,110,064
251,377	Epizyme, Inc. (a)	1,548,482
86,390	Esperion Therapeutics, Inc. (a)	3,973,940
210,962	Exelixis, Inc. (a)	4,149,623
135,904	FibroGen, Inc. (a)	6,289,637
49,714	Galapagos NV (a) (f)	4,560,762
835,283	Gilead Sciences, Inc.	52,246,952
54,124	Global Blood Therapeutics, Inc. (a)	2,221,790
329,676	Incyte Corporation (a)	20,964,097
113,891	Innoviva, Inc. (a)	1,987,398
101,896	Intellia Therapeutics, Inc. (a)	1,390,880
9,317	Intercept Pharmaceuticals, Inc. (a)	939,060
53,387	Ionis Pharmaceuticals, Inc. (a)	2,886,101
127,421	Iovance Biotherapeutics, Inc. (a)	1,127,676
48,710	Lexicon Pharmaceuticals, Inc. (a)	323,434
12,271	Ligand Pharmaceuticals, Inc. (a)	1,665,175
15,300	Loxo Oncology, Inc. (a)	2,143,071
258,907	Merus N.V. (a) (d)	3,624,698
81,916	Molecular Templates, Inc. (a)	330,941
57,488	Nektar Therapeutics (a)	1,889,631
130,603	Neurocrine Biosciences, Inc. (a)	9,326,360
347,884	Ovid Therapeutics Inc. (a)	841,879
1,297,531	Pieris Pharmaceuticals, Inc. (a)	3,451,433
54,790	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 6/8/21, exercise price $3.00) (a) (b)	37,257
27,394	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 6/8/21, exercise price $2.00) (a) (b)	26,846
70,557	Portola Pharmaceuticals, Inc. (a)	1,377,273
129,682	Protagonist Therapeutics, Inc. (a)	872,760
41,261	PTC Therapeutics, Inc. (a)	1,416,078
35,515	Puma Biotechnology, Inc. (a)	722,730
80,256	Regeneron Pharmaceuticals, Inc. (a)	29,975,616
60,966	Sage Therapeutics, Inc. (a)	5,839,933
176,239	Sangamo Therapeutics, Inc. (a)	2,023,224

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
104,624	Sarepta Therapeutics, Inc. (a)	$11,417,617
151,655	Seattle Genetics, Inc. (a)	8,592,772
159,839	Sutro Biopharma, Inc. (a)	1,441,748
317,526	Trillium Therapeutics, Inc. (a) (d)	542,969
53,419	Ultragenyx Pharmaceutical Inc. (a)	2,322,658
34,119	United Therapeutics Corporation (a)	3,715,559
213,482	Vertex Pharmaceuticals Incorporated (a)	35,376,102
39,793	Viking Therapeutics, Inc. (a)	304,416
25,451	Xencor, Inc. (a)	920,308
		522,228,856
	Drug Discovery Technologies — 0.1%
117,030	Immunogen, Inc. (a)	561,744

	Health Care Equipment & Supplies — 2.9%
85,589	Abbott Laboratories	6,190,652
103,950	Alliqua BioMedical, Inc. (a)	194,386
28,123	Baxter International Inc.	1,851,056
4,170	Becton, Dickinson and Company	939,584
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	610,721
25,327	Dentsply Sirona, Inc.	942,418
19,960	IDEXX Laboratories, Inc. (a)	3,712,959
97,680	Inovalon Holdings, Inc. (a)	1,385,102
27,150	LeMaitre Vascular, Inc.	641,826
68,760	Nevro Corp. (a)	2,674,076
37,380	Stryker Corporation	5,859,315
10,735	TherOx, Inc. (Restricted) (a) (b)	215
		25,002,310
	Health Care Providers & Services — 4.2%
69,045	Acadia Healthcare Company, Inc. (a)	1,775,147
26,832	Anthem, Inc.	7,046,888
55,158	Centene Corporation (a)	6,359,718
7,121	CVS Health Corporation	466,568
9,407	Humana Inc.	2,694,917
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	695,555
69,493	UnitedHealth Group Incorporated	17,312,096
		36,350,889
	Health Care Technology — 0.1%
42,150	Evolent Health, Inc. (a)	840,893

	Life Sciences Tools & Services — 6.3%
131,039	Illumina, Inc. (a)	39,302,527
32,460	PRA Health Sciences, Inc. (a)	2,985,022
52,912	Thermo Fisher Scientific Inc.	11,841,176
		54,128,725
	Medical Devices and Diagnostics — 1.5%
4,213	Align Technology, Inc. (a)	882,329
46,400	Boston Scientific Corporation (a)	1,639,776

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Medical Devices and Diagnostics — continued
47,260	Danaher Corporation	$4,873,451
12,085	Genomic Health, Inc. (a)	778,395
4,970	Intuitive Surgical, Inc. (a)	2,380,232
22,100	ResMed Inc.	2,516,527
		13,070,710
	Pharmaceuticals — 17.3%
112,338	Acceleron Pharma Inc. (a)	4,892,320
26,980	Aerie Pharmaceuticals, Inc. (a)	973,978
528,740	Aerpio Pharmaceuticals, Inc. (a)	898,858
27,555	Agios Pharmaceuticals, Inc. (a)	1,270,561
22,991	Allergan plc	3,072,977
172,920	ArQule, Inc. (a)	478,988
97,397	Bristol-Myers Squibb Company	5,062,696
31,507	Concert Pharmaceuticals, Inc. (a)	395,413
34,138	Eli Lilly and Company	3,950,449
465,507	Endo International plc (a)	3,398,201
210,543	Foamix Pharmaceuticals Ltd. (a) (d)	755,849
42,029	GW Pharmaceuticals plc (a) (f)	4,093,204
293,845	Immunomedics, Inc. (a)	4,193,168
76,880	Intra-Cellular Therapies, Inc. (a)	875,663
75,067	Jazz Pharmaceuticals plc (a)	9,305,305
197,647	Johnson & Johnson	25,506,345
4,640	Madrigal Pharmaceuticals, Inc. (a)	523,021
526,459	Marinus Pharmaceuticals, Inc. (a)	1,510,937
132,804	Medicines Company (The) (a)	2,541,869
243,985	Merck & Co., Inc.	18,642,894
9,460	Mirati Therapeutics, Inc. (a)	401,293
788,792	Mylan N.V. (a)	21,612,901
26,860	MyoKardia, Inc. (a)	1,312,380
372,467	Pfizer Inc.	16,258,185
17,320	Rhythm Pharmaceuticals, Inc. (a)	465,562
79,790	Spectrum Pharmaceuticals, Inc. (a)	698,163
574,944	Tetraphase Pharmaceuticals, Inc. (a)	649,687
382,571	Teva Pharmaceutical Industries Limited (a) (f)	5,899,245
92,782	Zoetis Inc.	7,936,572
69,446	Zogenix, Inc. (a)	2,532,001
		150,108,685
	TOTAL COMMON STOCKS AND WARRANTS (Cost $684,620,456)	802,292,812
	EXCHANGE TRADED FUND - 1.0% of Net Assets
119,000	SPDR S&P Biotech ETF	$8,538,250
	TOTAL EXCHANGE TRADED FUND (Cost $8,746,602)	8,538,250

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	SHORT-TERM INVESTMENT - 0.6% of Net Assets
$4,861,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase Value $4,861,000 , 0.50%, dated 12/31/18, due 01/02/19 (collateralized by U.S. Treasury Notes 2.625%, due 12/31/25, market value $4,960,000)	$4,861,000
	TOTAL SHORT-TERM INVESTMENT (Cost $4,861,000)	4,861,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 98.6% (Cost $746,368,845)	853,246,254

INTEREST

	MILESTONE INTERESTS (Restricted)(a) (b) - 1.4% of Net Assets

	Health Care Equipment & Supplies — 0.5%
1	Veniti Milestone Interest	4,562,104

	Pharmaceuticals — 0.9%
1	Afferent Milestone Interest	775,758
1	Ethismos Research, Inc. Milestone Interest	0
1	Neurovance Milestone Interest	2,653,681
1	TargeGen Milestone Interest	4,469,434
		7,898,873
	TOTAL MILESTONE INTERESTS (Cost $9,438,229)	12,460,977
	TOTAL INVESTMENTS - 100.0% (Cost $755,807,074)	865,707,231
	OTHER LIABILITIES IN EXCESS OF ASSETS - 0.0%	(391,804)
	NET ASSETS - 100%	$865,315,427

(a)                   Non-income producing security.

(b)                   Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(c)                    Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $13,132,581).

(d)                   Foreign security.

(e)                    Number of warrants to be determined at a future date.

(f)                     American Depository Receipt

(g)                    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2018, the cost of securities for Federal income tax purposes was $755,808,768. The net unrealized gain on securities held by the Fund was $109,898,463, including gross unrealized gain of $240,901,807 and gross unrealized loss of $131,003,344.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2018 were as follows:

Affiliated Companies	Begining Value as of September 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2018	Shares/ Principal Amount as of December 31, 2018	Dividend Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Amphivena Therapeutics, Inc.	$5,714,797	$1,887,315	$(816,284)	—	$1,488	$6,787,316	852,639	$8,725	$—
Curasen Therapeutics, Inc.	3,500,000	—	—	—	—	3,500,000	3,173,164	—	—
IlluminOss Medical, Inc.	2,845,265	—	—	—	—	2,845,265	3,097,870	20,117	—
	$12,060,062	$1,887,315	$(816,284)	$—	$1,488	$13,132,581	7,123,673	$28,842	$—

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited, continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of December 31, 2018 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$359,100	$2,337,644	$19,315,610	$22,012,354
Health Care Equipment & Supplies	—	—	1,846,848	1,846,848
Life Sciences Tools & Services	—	—	5,041,602	5,041,602
Pharmaceuticals	—	—	7,509,088	7,509,088
Convertible Notes
Biotechnology	—	—	145,883	145,883
Health Care Equipment & Supplies	—	—	998,417	998,417
Common Stocks And Warrants
Biotechnology	522,164,753	—	64,103	522,228,856
Drug Discovery Technologies	561,744	—	—	561,744
Health Care Equipment & Supplies	24,391,374	—	610,936	25,002,310
Health Care Providers & Services	35,655,334	—	695,555	36,350,889
Health Care Technology	840,893	—	—	840,893
Life Sciences Tools & Services	54,128,725	—	—	54,128,725
Medical Devices And Diagnostics	13,070,710	—	—	13,070,710
Pharmaceuticals	150,108,685	—	—	150,108,685
Exchange Traded Fund	8,538,250	—	—	8,538,250
Short-term Investment	—	4,861,000	—	4,861,000
Milestone Interests
Health Care Equipment & Supplies	—	—	4,562,104	4,562,104
Pharmaceuticals	—	—	7,898,873	7,898,873
Other Assets	—	—	1,063,643	1,063,643
Total	$809,819,568	$7,198,644	$49,752,662	$866,770,874

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited, continued)

Investments in Securities	Balance as of September 30, 2018	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net Transfers in (out of) Level 3	Balance as of December 31, 2018
Convertible Preferred and Warrants
Biotechnology	$17,110,039	$(2,127)	$2,207,698	$0	$0	$19,315,610
Health Care Equipment & Supplies	1,846,848	0	0	0	0	1,846,848
Life Sciences Tools & Services	5,041,602	0	0	0	0	5,041,602
Pharmaceuticals	5,599,998	0	1,909,090	0	0	7,509,088
Convertible Notes
Biotechnology	814,796	297	145,586	(814,796)	0	145,883
Health Care Equipment & Supplies	998,417	0	0	0	0	998,417
Common Stock and Warrants
Biotechnology	219,979	(155,876)	0	0	0	64,103
Health Care Equipment & Supplies	677,075	(66,139)	0	0	0	610,936
Health Care Providers & Services	602,222	93,333	0	0	0	695,555
Milestone Interests
Health Care Equipment & Supplies	4,538,871	23,233	0	0	0	4,562,104
Pharmaceuticals	7,912,735	(13,862)	0	0	0	7,898,873
Other Assets	1,150,714	0	4,960	(92,031)		1,063,643
Total	$46,513,296	$(121,141)	$4,267,334	$(906,827)	$0	$49,752,662

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2018						$(121,141)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2018	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$674,824	Income approach, Black-Scholes	Discount for lack of marketability	20% (20%)
	23,897,449	Probability - weighted expected return model	Discount rate Price to sales multiple	20.60%-50.11% (34.03%) 2.41x-10.37x (5.54x)
	10,960,214	Market approach, recent transaction	(a)	N/A
	695,555	Market Comparable	Discount for lack of marketability	50.00%
			Price to earning multiple	17.00x
	13,524,620	Probability adjusted value	Probability of events Timing of events	15.00%-99.00% (46.01%) 0.25-18.25 (2.59) years
$49,752,662

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 6% of the Fund’s net assets at December 31, 2018.

At December 31, 2018, the Fund had a commitment of $3,968,705 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2018. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited, continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	7/27/16		$377,701	$775,758.00	$775,758
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	7/17/17		4,902,852	15.00	4,900,001
Series C Cvt. Pfd	12/10/18		1,887,315	3.59	1,887,315
Atreca, Inc.
Series C1 Cvt. Pfd	9/5/18		1,649,999	2.33	1,649,999
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		2,379,300	0.00	0
Series D Cvt. Pfd	12/10/10		785,862	0.00	0
Series E Cvt. Pfd	9/14/11		1,805,145	0.00	0
Series F Cvt. Pfd	12/4/14		2,368,365	0.00	0
Cvt. Promissory Note	6/20/17		74,505	0.00	0
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00	0
Warrants (expiration 6/03/20)	6/3/10, 9/1/10		177	0.00	0
Warrants (expiration 8/15/24)	8/15/14		204	0.00	0
Cercacor Laboratories, Inc. Common	3/31/98		0	3.82	610,721
Curasen Therapeutics, Inc.
Series A Cvt. Pfd	9/18/18		3,500,000	1.10	3,500,000
Ethismos Research, Inc. Milestone Interest	10/31/17		0	0.00	0
Galera Therapeutics, Inc.
Series C Cvt. Pfd	8/30/18		2,310,060	2.21	2,310,000
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		3,407,980	3.33	754,800
Series D Cvt. Pfd	4/4/18		521,689	3.05	605,129
Series D Prime Cvt. Pfd	4/4/18		119,170	9.15	356,487
Series E Cvt. Pfd	7/20/18		435,502	2.34	435,211
Cvt. Promissory Note	12/28/18		145,883	100.00	145,883
Warrants (expiration 11/1/27)	4/4/18		239	0.00	0
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		960,650	1.00	951,000
Junior Preferred	1/21/16		3,468,037	1.00	895,848
Cvt. Promissory Note	3/28/17		285,355	100.00	285,294
Cvt. Promissory Note	12/20/17		95,108	100.00	95,083
Cvt. Promissory Note	9/5/18		237,708	100.00	237,708
Cvt. Promissory Note	1/11/18		190,175	100.00	190,166
Cvt. Promissory Note	2/6/18		190,166	100.00	190,166
Warrants (expiration 1/11/28)	1/11/18		29	0.00	0
Warrants (expiration 11/20/27)	11/21/17		88	0.00	0
Warrants (expiration 2/6/28)	2/6/18		0	0.00	0
Warrants (expiration 3/31/27)	3/28/17		331	0.00	0
Warrants (expiration 9/6/27)	9/5/18		0	0.00	0
InnovaCare Health, Inc. Common	12/21/12	†	965,291	3.13	695,555
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,928,781	1.26	4,622,970
Series D Cvt. Pfd	12/21/12		103,036	1.38	221,858
Series E Cvt. Pfd	3/27/17		106,240	1.61	196,774
Milestone Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/17/17		2,102,920	1.37	2,099,998
Series D1 Cvt. Pfd	10/12/18		1,909,090	1.77	1,909,090
Neurovance Milestone Interest	3/20/17		4,917,881	2,653,681.00	2,653,681
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		1,751,289	0.65	1,750,001
Series B Cvt. Pfd	3/3/17		1,166,744	0.75	1,166,667
Sutro Biopharma
Series E Cvt. Pfd	7/26/18		2,800,616	8.12	2,337,644
TargeGen Milestone Interest	7/20/10		133,117	4,469,434.00	4,469,434
Therachon Holding AG
Series B Cvt. Pfd	7/17/18		3,500,000	4.00	3,500,000
TherOx, Inc. Common	9/11/00, 7/8/05		3,582,705	0.02	215
Veniti Milestone Interest	08/16/18		4,009,530	4,562,104.00	4,562,104
			$61,077,012		$50,962,560

(#)         See Schedule of Investments and corresponding footnotes for more information on each issuer.

†                 Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/19

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/19